Geographic Inforomation (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Geographic Information [Line Items]
Long-lived assets	$ 4,778	$ 3,660
America (principally the United States) [Member]
Geographic Information [Line Items]
Long-lived assets	314	304
Israel [Member]
Geographic Information [Line Items]
Long-lived assets	3,851	2,961
EMEA [Member]
Geographic Information [Line Items]
Long-lived assets	275	145
Asia Pacific [Member]
Geographic Information [Line Items]
Long-lived assets	$ 338	$ 250